Transition to IFRS 9 and IFRS 15 (Tables)	6 Months Ended
Sep. 30, 2018
Disclosure of comparative information prepared under previous GAAP [abstract]
Schedule of comparative information prepared under previous GAAP
The impact of the transition on the opening consolidated statement of financial position are set out in the following table:

Impact of transition	31 March 2018 As previously reported	Transition adjustments				1 April 2018 As restated
		IFRS 9		IFRS 15
	£m	£m		£m		£m

Non-current assets
Goodwill	5,444	—		—		5,444
Other intangible assets	899	—		—		899
Property, plant and equipment	39,853	—		—		39,853
Other non-current assets	115	—		—		115
Pension assets	1,409	—		—		1,409
Financial and other investments	899	—		—		899
Investments in joint ventures and associates	2,168	—		—		2,168
Derivative financial assets	1,319	—		—		1,319
Total non-current assets	52,106	—		—		52,106

Current assets
Inventories and current intangible assets	341	—		—		341
Trade and other receivables	2,798	—		(3)		2,795
Current tax assets	114	—		2		116
Financial and other investments	2,694	—		—		2,694
Derivative financial assets	405	—		—		405
Cash and cash equivalents	329	—		—		329
Total current assets	6,681	—		(1)		6,680

Total assets	58,787	—		(1)		58,786

Current liabilities
Borrowings	(4,447)	—		—		(4,447)
Derivative financial liabilities	(401)	—		—		(401)
Trade and other payables	(3,453)	—		27	⁷	(3,426)
Contract liabilities	—	—		(21	)⁷	(21)
Current tax liabilities	(123)	—		—		(123)
Provisions	(273)	—		—		(273)
Total current liabilities	(8,697)	—		6		(8,691)

Non-current liabilities
Borrowings	(22,178)	(32	)³	—		(22,210)
Derivative financial liabilities	(660)	—		—		(660)
Other non-current liabilities	(1,317)	—		530	⁷	(787)
Contract liabilities	—	—		(776	)⁷	(776)
Deferred tax liabilities	(3,636)	5	⁴	72	⁸	(3,559)
Pensions and other post-retirement benefit obligations	(1,672)	—		—		(1,672)
Provisions	(1,779)	—		—		(1,779)
Total non-current liabilities	(31,242)	(27)		(174)		(31,443)

Total liabilities	(39,939)	(27)		(168)		(40,134)

Net assets	18,848	(27)		(169)		18,652

Equity
Share capital	452	—		—		452
Share premium account	1,321	—		—		1,321
Retained earnings	21,599	(99	)⁵	(169	)⁹	21,331
Other equity reserves	(4,540)	72	⁶	—		(4,468)
Total shareholders’ equity	18,832	(27)		(169)		18,636
Non-controlling interests	16	—		—		16

Total equity	18,848	(27)		(169)		18,652